Note 19 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Twelve months ended December 31,
	2023	2022
U.S. federal tax benefit at statutory rate	21.0%	21.0%
State income taxes, net of federal benefit	—%	—%
Non-deductible expenses and other	(0.4)%	(1.0)%
Stock-based compensation	(4.6)%	(2.3)%
Research and development credits	2.3%	3.5%
Foreign rate differential	—%	(4.1)%
Change in valuation allowance, net	(18.4)%	(17.2)%
Effective tax rate	(0.1)%	(0.1)%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	As of December 31,
	2023	2022
Deferred tax assets:
Net operating loss carryforwards	$69,612	$49,669
Research and development credit carryforward	9,941	7,967
Stock-based compensation	301	1,048
Property and equipment	2,364	234
Operating lease liabilities	4,967	4,435
Section 174 R&D capitalization	14,194	9,053
Other accruals	689	630
Gross deferred tax assets	102,068	73,036
Valuation allowance	(98,840)	(68,868)
Deferred tax assets net of valuation allowance	3,228	4,168
Deferred tax liabilities:
Right-of-use assets	(3,228)	(4,168)
Gross deferred tax liabilities	(3,228)	(4,168)
Total deferred tax assets (liabilities)—net	$—	$—

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
	Twelve months ended December 31,
	2023	2022
Unrecognized tax benefits as of the beginning of the year	$2,822	$1,681
Increases related to prior year tax provisions	161	182
Increase related to current year tax provisions	497	959
Unrecognized tax benefits as of the end of the year	$3,480	$2,822